Entity Wide Disclosures - Schedule of Major Customers Breakdown of Company's revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Revenues	[1]	$ 309	$ 391
Customer A [Member]
Revenues		85	134
Customer B [Member]
Revenues		30	92
Customer C [Member]
Revenues		33	$ 21
Customer D Parent Company [Member]
Revenues		$ 36

[1]	As for revenues related to transaction with the Parent Company - see Note 11(b)